CONTINGENCIES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Payments made	$ 2	$ 0
Amount paid	$ 4	$ 3